LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
LAND USE RIGHT, NET
5.	LAND USE RIGHT, NET

	December 31,
	2018	2017
Cost	$177,290	$178,464
Less: accumulated amortization	(55,746)	(52,792)

Land use right, net	$121,544	$125,672